CONSOLIDATED BALANCE SHEETS (USD $)	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]
Current assets:
Cash and cash equivalents	$ 1,672,000	$ 1,778,000	$ 2,162,000	$ 4,513,351	$ 0	$ 1,616,000	$ 1,649,000	$ 1,859,000
Trade and other accounts receivable	4,996,000	4,521,000	4,370,000			4,743,000	4,269,000	4,076,000
Inventories	4,069,000	5,026,000	5,261,000			3,931,000	4,902,000	4,718,000
Deferred income taxes						298,000	298,000	310,000
Prepaid and other current assets	331,000	257,000	387,000	22,757		319,000	231,000	363,000
Total current assets	11,068,000	11,582,000	12,180,000	4,536,108		10,907,000	11,349,000	11,326,000
Deferred income taxes						163,000	10,000	18,000
Patents, net				4,032,157
Deposits and other assets				17,549
Cash					0
Property and equipment, net	522,000	503,000	352,000			503,000	483,000	327,000
Other non current assets	23,000	40,000	84,000			23,000	40,000	84,000
Investments	596,000	990,000	990,000			596,000	990,000	990,000
Total assets	12,209,000	13,115,000	13,606,000	8,585,814	0	12,192,000	12,872,000	12,745,000
Current liabilities:
Trade accounts payable	1,655,000	2,297,000	2,059,000	121,013		1,633,000	2,145,000	2,036,000
Current maturities of notes payable	65,000	37,000	37,000			65,000	37,000	37,000
Current maturities of notes payable - related parties	332,000	330,000	709,000			332,000	330,000	709,000
Accrued expenses and other	1,242,000	1,182,000	1,622,000			1,066,000	967,000	1,227,000
Accrued interest on notes payable				3,667	12,783
Total current liabilities	3,294,000	3,846,000	4,427,000	124,680		3,096,000	3,479,000	4,009,000
Derivatives				594,824
Notes payable - net of current maturities	0	37,000	74,000	2,175,927		0	37,000	74,000
Notes payable - related parties, net of current maturities	2,929,000	2,859,000	2,959,000			2,929,000	2,859,000	2,959,000
Total liabilities	6,223,000	6,742,000	7,460,000	2,895,431	12,783	6,025,000	6,375,000	7,042,000
Preferred Stock, Redemption Amount				3,392,950
Commitments and contingencies
Stockholders' equity:
Preferred stock	0	0	0
Common stock	15,000	15,000	15,000	1,119
Additional paid-in capital	56,318,000	56,305,000	56,304,000	4,714,155
Treasury stock	(1,497,000)	(1,497,000)	(1,501,000)
Accumulated deficit	(49,652,000)	(49,237,000)	(49,305,000)	(2,417,841)	(12,783)
Total eOn Communications Corp. stockholders' equity	5,184,000	5,586,000	5,513,000			5,365,000	5,710,000	5,070,000
Noncontrolling interest	802,000	787,000	633,000			802,000	787,000	633,000
Total stockholders' equity	5,986,000	6,373,000	6,146,000	2,297,433	(12,783)	6,167,000	6,497,000	5,703,000
Total liabilities and stockholders' equity	$ 12,209,000	$ 13,115,000	$ 13,606,000	$ 8,585,814	$ 0	$ 12,192,000	$ 12,872,000	$ 12,745,000